Income Taxes - Summary of Open Tax Years (Detail)	12 Months Ended
Dec. 31, 2018
Portugal [Member] | Minimum [Member]
Income Tax Examination [Line Items]
Open Years	2017
Portugal [Member] | Maximum [Member]
Income Tax Examination [Line Items]
Open Years	2018
Netherlands [Member] | Minimum [Member]
Income Tax Examination [Line Items]
Open Years	2016
Netherlands [Member] | Maximum [Member]
Income Tax Examination [Line Items]
Open Years	2018
Canada [Member] | Minimum [Member]
Income Tax Examination [Line Items]
Open Years	2014
Canada [Member] | Maximum [Member]
Income Tax Examination [Line Items]
Open Years	2018
Germany [Member] | Minimum [Member]
Income Tax Examination [Line Items]
Open Years	2016
Germany [Member] | Maximum [Member]
Income Tax Examination [Line Items]
Open Years	2018
Australia [Member] | Minimum [Member]
Income Tax Examination [Line Items]
Open Years	2017
Australia [Member] | Maximum [Member]
Income Tax Examination [Line Items]
Open Years	2018